Supplement to the
Fidelity® Strategic
Real Return Fund
November 29, 2006
Prospectus

The following information replaces the information found under the heading "Fee Table" in the "Investment Summary" section beginning on page 3.

Annual operating expenses
(paid from Strategic Real Return assets)

Strategic Real Return
Management fee	0.57%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.23%
Total annual class operating expenses	0.80%

RRS-07-01 March 30, 2007
1.820982.104